Borrowings - Additional Information (Details 6) - USD ($) $ in Thousands		12 Months Ended
	Jul. 29, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Nov. 04, 2021	Nov. 01, 2021	Apr. 16, 2021
Disclosure of detailed information about borrowings [line items]
Borrowing		$ 1,439,603	$ 1,344,817	$ 1,208,344
Proceeds from borrowings, classified as financing activities		$ 366,544	$ 224,310	$ 196,977
Aeropuertos Argentina 2000 S.A.("AA2000")
Disclosure of detailed information about borrowings [line items]
Annual compensatory rate	7.75%
Armenia International Airports C.J.S.C | Puerta del Sur S.A ("PDS")
Disclosure of detailed information about borrowings [line items]
Secured loans							$ 1,500
Banco de la Ciudad de Buenos Aires | Aeropuertos Argentina 2000 S.A.("AA2000")
Disclosure of detailed information about borrowings [line items]
Borrowing						$ 5,000
Banco de la Repblica Oriental del Uruguay | Puerta del Sur S.A ("PDS")
Disclosure of detailed information about borrowings [line items]
Borrowing							$ 10,000
Series 2021 Notes | Aeropuertos Argentina 2000 S.A.("AA2000")
Disclosure of detailed information about borrowings [line items]
Principal amount					$ 64,000
4/1/2025 | Banco de la Ciudad de Buenos Aires | Aeropuertos Argentina 2000 S.A.("AA2000")
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate						40.00%
Morethan 12 and 18 months | Banco de la Ciudad de Buenos Aires | Aeropuertos Argentina 2000 S.A.("AA2000")
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate						30.00%
Morethn 24 Months | Banco de la Ciudad de Buenos Aires | Aeropuertos Argentina 2000 S.A.("AA2000")
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate						6.00%